Share Capital (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital [Abstract]
Schedule of Regarding the RSUs Issued

A summary of activity regarding the RSUs issued was as follows:

		Weighted Average
	Number of	Grant Date Fair Value
	Units	Per Share
Balance, December 31, 2023	-	€-
Granted	1,780,328	0.22
Vested	-	-
Forfeited	-	-
Balance, December 31, 2024	1,780,328	€0.22
Granted	-	-
Vested	-	-
Forfeited	(52,586)	-
Balance, June 30, 2025	1,727,742	€0.22